UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska            68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2012

TOPSTM Aggressive Growth ETF Portfolio

TOPSTM Balanced ETF Portfolio

TOPSTM Capital Preservation ETF Portfolio

TOPSTM Growth ETF Portfolio

TOPSTM Moderate Growth ETF Portfolio

TOPSTM Protected Balanced ETF Portfolio

TOPSTM Protected Growth ETF Portfolio

TOPSTM Protected Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

0326-NLD-1/31/2013

A Message from the TOPS™ Portfolio Management Team

 Year end 2012 Shareholder Letter

Investors had a lot to contend with in 2012. Ongoing recession comments, continued weak employment, the elections, and the so-called Fiscal Cliff provided concerns for domestic investors throughout the year. Internationally, lapse of Europe into recession fed fears of a complete collapse of the Euro monetary union, the Chinese economy slowed significantly and optimism faded about the emerging economies’ ability to withstand slow developed economic growth. Financial markets around the globe took a good look at these worries, gave them some thought, and decided to grow anyway. In short, the market climbed a classic wall of worry, so investors who focused solely on these risks missed the opportunity to participate in a solid bull market.

Stock Market returns were strong worldwide, across the capitalization (company size) ranges, and for both Growth and Value oriented approaches. The S&P 500 recorded a total return of +16.0% for 2012. The S&P Mid Cap index was +17.88% and the S&P Small Cap Index advanced +16.3%, so there was no significant difference between large, mid and small U.S. stocks. Value indexes beat Growth across all market capitalization ranges by 2.5% to 3.5%. For the year, International Developed Markets (MSCI EAFE) were +17.3% and Emerging Markets were +18.2%. The largest stocks led the way for the first nine months, but the final quarter saw a sudden reversal of leadership. The S&P 500 was basically flat at -0.4% for Q4 while the Mid Cap was +3.6% and Small Cap gained +2.2%.  All of the outperformance occurred in the post-election rally, as investors began to believe the Fiscal Cliff would be addressed. International equities had lagged domestic stocks by a large margin through the first nine months, but as the Eurozone disintegration and China slowdown fears eased in Q4, that leadership reversed as well. MSCI EAFE was +6.6% and MSCI Emerging Markets was +5.6%, which was enough to overwhelm the negative performance gap in place through September and beat the S&P 500 by 1.3% and 2.2% respectively, for the full year. The strategic allocations within the TOPS portfolios were able to benefit, as TOPS returns were above long term expectations.

Bond market returns were positive, as higher-risk bonds greatly outperformed U.S. Treasury Bonds. Most fixed income sectors have higher yields than Treasuries, and their relative value is reflected in the spread of basis points over the Treasury yield. Those spreads were expected to tighten in 2012 and as they did, sectors such as Corporates (both high yield at +14.2% and investment grade at +11.9%) did very well. TIPS (inflation protected treasuries) also performed well with a +7.0% return.

Trends appear favorable for international economies in 2013. First, the European authorities led by the European Central Bank have made it clear they will address the Eurozone budget deficits and banking system risks, so the Europe-wide recession did not deepen and prospects for 2013 growth have improved. Second, China installed new leadership late in the year and there are signs of policy easing that could avert the much-feared economic hard landing.  On the domestic front, the trends are less favorable. Growing uncertainties about tax rates, regulatory policies, the costs of Obamacare and the lack of progress in addressing government budget deficits are causing many businesses and consumers to postpone spending and investing plans. Business spending weakened significantly in Q3 2012, which cuts into the strength of this economic cycle. The TOPS Portfolio Management Team will closely monitor business spending and earnings, as they are both important factors to the economy and the stock market.

With interest rates near historic lows, the TOPS team remains focused on the risk of higher interest rates which would put pressure on fixed income market values.  In order to strategically maneuver through the current interest rate landscape, the portfolios are continually evaluated for opportunities to diversify interest rate risk globally and reduce duration.  By diversifying globally, the risk of rising rates in any one economy are reduced. Many economists point to the longer term inflation risks of current monetary and fiscal policies. Rising inflation would surely result in higher interest rates, so this risk remains a focus for the TOPS Portfolio Management Team. Reducing duration and utilizing floating rate instruments (which provide a rising interest payment in periods of rising interest rates) lessens the impact of rising interest rates on current bond values and TOPS has implemented strategic moves in that direction in 2012.

The TOPS portfolios employ several proven tools to offset the negative impacts of inflation.  First, stocks tend to do well in periods of moderate inflation, as research has shown that the direct negative impact of inflation on stock prices is typically not exhibited until inflation approaches high single digits.  Secondly, the TOPS portfolios hold Treasury Inflation Protected Securities (TIPS).  TIPS bonds have a feature where principal, and periodic interest payments, are adjusted annually in line with inflation measures.  This feature provides the opportunity for TIPS to perform well in a rising interest rate environment.  To guard against the offset effect that rising interest rates could have on longer term TIPS, the TOPS portfolios now utilize short term TIPS holdings as well.  Likewise, international TIPS are used to provide the same protection against rising inflation abroad.

The Milliman Protection Strategy, employed in the TOPS Protected ETF Portfolios, was very active in 2012.  The year started off with a significant drop in global volatility after the market perceived success in the stabilization of European financial institutions and continued progress toward a debt swap deal in Greece.  Volatility remained stable and low throughout most of the quarter, as the TOPS Protected Portfolios finished the first quarter near full equity targets.  In May, the US economy appeared to be losing momentum, which resulted in a rise in volatility as investors prepared for potential fallout from Greece. The rise in volatility helped to push a decrease in equity allocations through midsummer for the TOPS Protected ETF Portfolios, despite the short term high volatility bull market that developed.

Equity markets finished the third quarter with muted volatility levels, as the TOPS Protected trended towards full targeted equity exposure.  With the exception of a short period in early November, the TOPS Protected Portfolios maintained exposure close to full targets through the end of the year.  Performance in the 2nd half of 2012 helped the TOPS Protected ETF Portfolios to post appropriate closing year results, with a significant reduction in risk.

The TOPS Portfolio Management Team must balance the opportunities for investment returns with ever present investment risks.  While individual investments within the portfolios will face challenges and windfalls, each piece of the TOPS strategy fits together strategically to create the overall portfolio benefits.  Just as 2012 provided positive results, the TOPS portfolios are poised to encounter whatever 2013 brings.

TOPSTM Aggressive Growth ETF Portfolio
Portfolio Review
December 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	One	Performance
	Year	Since Inception**
Aggressive Growth ETF Portfolio
Class 1	15.92%	0.30%
Class 2	16.64%	0.60%
S&P 500 Total Return Index	16.00%	5.81%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class		% of Net Assets
Equity Funds		97.9%
Other/Cash & Cash Equivalents		2.1%
		100.0%

TOPSTM Balanced ETF Portfolio
Portfolio Review
December 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	One	Performance
	Year	Since Inception**
Balanced ETF Portfolio
Class 1	12.48%	4.48%
Class 2	11.86%	4.07%
S&P 500 Total Return Index	16.00%	5.81%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class		% of Net Assets
Debt Funds		47.7%
Equity Funds		50.2%
Other/Cash & Cash Equivalents		2.1%
		100.0%

TOPSTM Capital Preservation ETF Portfolio
Portfolio Review
December 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	One	Performance
	Year	Since Inception**
Capital Preservation ETF Portfolio
Class 1	10.35%	5.46%
Class 2	10.16%	5.29%
S&P 500 Total Return Index	16.00%	5.81%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class		% of Net Assets
Debt Funds		67.7%
Equity Funds		30.2%
Other/Cash & Cash Equivalents		2.1%
		100.0%

TOPSTM Growth ETF Portfolio
Portfolio Review
December 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	One	Performance
	Year	Since Inception**
Growth ETF Portfolio
Class 1	16.31%	7.04%
Class 2	15.99%	6.47%
S&P 500 Total Return Index	16.00%	5.81%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class		% of Net Assets
Debt Funds		12.9%
Equity Funds		85.4%
Other/Cash & Cash Equivalents		1.7%
		100.0%

TOPSTM Moderate Growth ETF Portfolio
Portfolio Review
December 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	One	Performance
	Year	Since Inception**
Moderate Growth ETF Portfolio
Class 1	15.20%	3.25%
Class 2	14.89%	3.01%
S&P 500 Total Return Index	16.00%	5.81%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

** Inception date is April 26, 2011.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class		% of Net Assets
Debt Funds		33.0%
Equity Funds		65.9%
Other/Cash & Cash Equivalents		1.1%
		100.0%

TOPSTM Protected Balanced ETF Portfolio
Portfolio Review
December 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	One	Annualized Since	Annualized Since
	Year	Inception (6/9/11)	Inception (5/1/12)
Protected Balanced ETF Portfolio
Class 1	8.69%	4.81%	N/A
Class 2	8.39%	4.55%	N/A
Class 3	N/A	N/A	3.93%
Class 4	N/A	N/A	2.59%
S&P 500 Total Return Index	16.00%	9.11%	3.10%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class			% of Net Assets
Debt Funds			42.5%
Equity Funds			44.8%
Other/Cash & Cash Equivalents			12.7%
			100.0%

TOPSTM Protected Growth ETF Portfolio
Portfolio Review
December 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	One	Annualized Since	Annualized Since
	Year	Inception (4/26/11)	Inception (5/1/12)
Protected Growth ETF Portfolio
Class 1	8.45%	1.34%	N/A
Class 2	8.24%	1.16%	N/A
Class 3	N/A	N/A	2.01%
Class 4	N/A	N/A	3.32%
S&P 500 Total Return Index	16.00%	5.81%	3.10%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class			% of Net Assets
Debt Funds			11.5%
Equity Funds			76.3%
Other/Cash & Cash Equivalents			12.2%
			100.0%

TOPSTM Protected Moderate Growth ETF Portfolio
Portfolio Review
December 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	One	Annualized Since	Annualized Since
	Year	Inception (6/9/11)	Inception (5/1/12)
Protected Moderate Growth ETF Portfolio
Class 1	8.88%	4.38%	N/A
Class 2	8.66%	4.31%	N/A
Class 3	N/A	N/A	2.69%
Class 4	N/A	N/A	2.98%
S&P 500 Total Return Index	16.00%	9.11%	3.10%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class			% of Net Assets
Debt Funds			29.3%
Equity Funds			58.4%
Other/Cash & Cash Equivalents			12.3%
			100.0%

TOPSTM Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	EQUITY FUNDS - 97.9%
787	Guggenheim Timber ETF	$ 16,086
1,269	iShares Core S&P Mid-Cap ETF	129,057
1,753	iShares Core S&P Small-Cap ETF	137,102
188	iShares MSCI Brazil Index Fund	10,539
1,603	iShares S&P 500 Growth Index Fund	121,411
1,466	iShares S&P 500 Value Index Fund	97,328
390	SPDR Dow Jones International Real Estate ETF	16,127
221	SPDR Dow Jones REIT ETF	16,126
152	SPDR S&P China ETF	11,262
314	SPDR S&P Global Natural Resources ETF	16,190
266	Vanguard FTSE All-World ex-US Small-Cap ETF	24,206
3,177	Vanguard FTSE All-World ex-US ETF	145,348
904	Vanguard MSCI Emerging Markets ETF	40,255
539	WisdomTree India Earnings Fund	10,441
	TOTAL EXCHANGE TRADED FUNDS (Cost - $759,695)	791,478

	SHORT-TERM INVESTMENT - 3.8%
	MONEY MARKET FUND - 3.8%
30,350	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.15% (a) (Cost - $30,350)	30,350

	TOTAL INVESTMENTS - 101.7% (Cost - $790,045) (b)	$ 821,828
	LIABILITIES LESS OTHER ASSETS - (1.7)%	(13,556)
	TOTAL NET ASSETS - 100.0%	$ 808,272

(a) Variable rate security, the money market rate shown represents the rate at December 31, 2012.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $792,852 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 30,355
	Unrealized depreciation:	(1,379)
	Net unrealized appreciation:	$ 28,976

See accompanying notes to financial statements.

TOPSTM Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 47.7%
8,880	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 226,618
1,835	iShares Barclays 3-7 Year Treasury Bond Fund	226,109
2,657	iShares Barclays TIPS Bond Fund	322,586
1,737	iShares iBoxx $ High Yield Corporate Bond Fund	162,149
1,867	iShares iBoxx Investment Grade Corporate Bond Fund	225,888
2,592	PowerShares Senior Loan Portfolio	64,748
4,208	SPDR Barclays Short-Term Corporate Bond ETF	129,270
2,037	SPDR DB International Government Inflation-Protected Bond ETF	129,431
1,217	WisdomTree Emerging Markets Local Debt Fund	65,024
		1,551,823
	EQUITY FUNDS - 50.2%
1,594	Guggenheim Timber ETF	32,581
1,926	iShares Core S&P Mid-Cap ETF	195,874
1,671	iShares Core S&P Small-Cap ETF	130,689
410	iShares MSCI Brazil Index Fund	22,985
3,030	iShares S&P 500 Growth Index Fund	229,492
4,450	iShares S&P 500 Value Index Fund	295,435
2,365	SPDR Dow Jones International Real Estate ETF	97,793
1,339	SPDR Dow Jones REIT ETF	97,707
308	SPDR S&P China ETF	22,820
637	SPDR S&P Global Natural Resources ETF	32,844
322	Vanguard Energy ETF	32,957
718	Vanguard FTSE All-World ex-US Small-Cap ETF	65,338
5,718	Vanguard FTSE All-World ex-US ETF	261,599
388	Vanguard Materials ETF	32,673
1,465	Vanguard MSCI Emerging Markets ETF	65,236
1,008	WisdomTree India Earnings Fund	19,525
		1,635,548
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,099,456)	3,187,371

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
80,637	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.15% (a) (Cost - $80,637)	80,637

	TOTAL INVESTMENTS - 100.4% (Cost - $3,180,093) (b)	$ 3,268,008
	LIABILITIES LESS OTHER ASSETS - (0.4)%	(11,519)
	TOTAL NET ASSETS - 100.0%	$ 3,256,489

See accompanying notes to financial statements.

TOPSTM Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012

(a) Variable rate security, the money market rate shown represents the rate at December 31, 2012.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $3,186,555 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 84,671
	Unrealized depreciation:	(3,218)
	Net unrealized appreciation:	$ 81,453

See accompanying notes to financial statements.

TOPSTM Capital Preservation ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 67.7%
3,279	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 83,680
495	iShares Barclays 1-3 Year Treasury Bond Fund	41,788
282	iShares Barclays 3-7 Year Treasury Bond Fund	34,748
458	iShares Barclays TIPS Bond Fund	55,606
345	iShares iBoxx Investment Grade Corporate Bond Fund	41,742
269	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	27,823
275	PIMCO Enhanced Short Maturity Exchange-Traded Fund	27,907
1,675	PowerShares Senior Loan Portfolio	41,841
1,360	SPDR Barclays Short-Term Corporate Bond ETF	41,779
658	SPDR DB International Government Inflation-Protected Bond ETF	41,809
655	WisdomTree Emerging Markets Local Debt Fund	34,997
		473,720
	EQUITY FUNDS - 30.2%
276	iShares Core S&P Mid-Cap ETF	28,069
180	iShares Core S&P Small-Cap ETF	14,078
466	iShares S&P 500 Growth Index Fund	35,295
746	iShares S&P 500 Value Index Fund	49,527
340	SPDR Dow Jones International Real Estate ETF	14,059
192	SPDR Dow Jones REIT ETF	14,010
275	SPDR S&P Global Natural Resources ETF	14,179
78	Vanguard FTSE All-World ex-US Small-Cap ETF	7,098
769	Vanguard FTSE All-World ex-US ETF	35,182
		211,497
	TOTAL EXCHANGE TRADED FUNDS (Cost - $673,123)	685,217

	SHORT-TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
19,221	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.15% (a) (Cost - $19,221)	19,221

	TOTAL INVESTMENTS - 100.6% (Cost - $692,344) (b)	$ 704,438
	LIABILITIES LESS OTHER ASSETS - (0.6)%	(4,518)
	TOTAL NET ASSETS - 100.0%	$ 699,920

(a) Variable rate security, the money market rate shown represents the rate at December 31, 2012.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $693,149 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 11,309
	Unrealized depreciation:	(20)
	Net unrealized appreciation:	$ 11,289

See accompanying notes to financial statements.

TOPSTM Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 98.3%
	DEBT FUNDS - 12.9%
1,868	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 47,671
783	iShares Barclays TIPS Bond Fund	95,064
1,023	iShares iBoxx $ High Yield Corporate Bond Fund	95,497
1,343	WisdomTree Emerging Markets Local Debt Fund	71,757
		309,989
	EQUITY FUNDS - 85.4%
2,348	Guggenheim Timber ETF	47,993
2,837	iShares Core S&P Mid-Cap ETF	288,523
3,999	iShares Core S&P Small-Cap ETF	312,762
431	iShares MSCI Brazil Index Fund	24,162
4,143	iShares S&P 500 Growth Index Fund	313,791
3,642	iShares S&P 500 Value Index Fund	241,792
1,742	SPDR Dow Jones International Real Estate ETF	72,032
658	SPDR Dow Jones REIT ETF	48,014
324	SPDR S&P China ETF	24,005
1,406	SPDR S&P Global Natural Resources ETF	72,493
237	Vanguard Energy ETF	24,257
529	Vanguard FTSE All-World ex-US Small-Cap ETF	48,139
8,945	Vanguard FTSE All-World ex-US ETF	409,234
286	Vanguard Materials ETF	24,084
1,618	Vanguard MSCI Emerging Markets ETF	72,050
1,236	WisdomTree India Earnings Fund	23,941
		2,047,272
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,252,720)	2,357,261

	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
75,024	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.15% (a) (Cost - $75,024)	75,024

	TOTAL INVESTMENTS - 101.4% (Cost - $2,327,744) (b)	$ 2,432,285
	LIABILITIES LESS OTHER ASSETS - (1.4)%	(34,702)
	TOTAL NET ASSETS - 100.0%	$ 2,397,583

(a) Variable rate security, the money market rate shown represents the rate at December 31, 2012.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,333,319 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 99,296
	Unrealized depreciation:	(330)
	Net unrealized appreciation:	$ 98,966

See accompanying notes to financial statements.

TOPSTM Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 98.9%
	DEBT FUNDS - 33.0%
4,057	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 103,535
1,487	iShares Barclays TIPS Bond Fund	180,537
1,389	iShares iBoxx $ High Yield Corporate Bond Fund	129,663
1,493	iShares iBoxx Investment Grade Corporate Bond Fund	180,638
2,073	PowerShares Senior Loan Portfolio	51,783
2,523	SPDR Barclays Short-Term Corporate Bond ETF	77,507
1,222	SPDR DB International Government Inflation-Protected Bond ETF	77,646
973	WisdomTree Emerging Markets Local Debt Fund	51,987
		853,296
	EQUITY FUNDS - 65.9%
2,550	Guggenheim Timber ETF	52,122
2,567	iShares Core S&P Mid-Cap ETF	261,064
2,672	iShares Core S&P Small-Cap ETF	208,977
328	iShares MSCI Brazil Index Fund	18,388
3,461	iShares S&P 500 Growth Index Fund	262,136
3,162	iShares S&P 500 Value Index Fund	209,925
1,894	SPDR Dow Jones International Real Estate ETF	78,317
714	SPDR Dow Jones REIT ETF	52,101
246	SPDR S&P China ETF	18,226
1,018	SPDR S&P Global Natural Resources ETF	52,488
258	Vanguard Energy ETF	26,406
575	Vanguard FTSE All-World ex-US Small-Cap ETF	52,325
6,858	Vanguard FTSE All-World ex-US ETF	313,753
310	Vanguard Materials ETF	26,105
1,171	Vanguard MSCI Emerging Markets ETF	52,145
805	WisdomTree India Earnings Fund	15,593
		1,700,071
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,458,809)	2,553,367

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
72,301	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.15% (a) (Cost - $72,301)	72,301

	TOTAL INVESTMENTS - 101.7% (Cost - $2,531,110) (b)	$ 2,625,668
	LIABILITIES LESS OTHER ASSETS - (1.7)%	(44,427)
	NET ASSETS - 100.0%	$ 2,581,241

See accompanying notes to financial statements.

TOPSTM Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012

(a) Variable rate security, the money market rate shown represents the rate at December 31, 2012.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,533,726 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 92,459
	Unrealized depreciation:	(517)
	Net unrealized appreciation:	$ 91,942

See accompanying notes to financial statements.

TOPSTM Protected Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 87.3%
	DEBT FUNDS - 42.5%
856,152	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 21,848,999
176,882	iShares Barclays 3-7 Year Treasury Bond Fund	21,795,400
256,043	iShares Barclays TIPS Bond Fund	31,086,181
167,527	iShares iBoxx $ High Yield Corporate Bond Fund	15,638,645
179,925	iShares iBoxx Investment Grade Corporate Bond Fund	21,769,126
249,878	PowerShares Senior Loan Portfolio	6,241,952
405,639	SPDR Barclays Short Term Corporate Bond ETF	12,461,230
196,494	SPDR DB International Government Inflation-Protected Bond ETF	12,485,229
117,253	WisdomTree Emerging Markets Local Debt Fund	6,264,828
		149,591,590
	EQUITY FUNDS - 44.8%
153,698	Guggenheim Timber ETF	3,141,587
185,763	iShares Core S&P Mid-Cap ETF	18,892,097
161,218	iShares Core S&P Small-Cap ETF	12,608,860
37,594	iShares MSCI Brazil Index Fund	2,107,520
292,137	iShares S&P 500 Growth Index Fund	22,126,456
429,065	iShares S&P 500 Value Index Fund	28,485,625
228,116	SPDR Dow Jones International Real Estate ETF	9,432,597
129,285	SPDR Dow Jones REIT ETF	9,433,926
28,308	SPDR S&P China ETF	2,097,340
61,171	SPDR S&P Global Natural Resources ETF	3,153,977
31,050	Vanguard Energy ETF	3,177,967
69,239	Vanguard FTSE All-World ex-US Small-Cap ETF	6,300,749
551,668	Vanguard FTSE All-World ex-US ETF	25,238,811
37,444	Vanguard Materials ETF	3,153,159
141,230	Vanguard MSCI Emerging Markets ETF	6,288,972
107,967	WisdomTree India Earnings Fund	2,091,321
		157,730,964
	TOTAL EXCHANGE TRADED FUNDS (Cost - $297,125,412)	307,322,554

	SHORT-TERM INVESTMENTS - 13.0%
	MONEY MARKET FUNDS - 13.0%
10,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.14% (a)	10,000,000
10,000,000	Federated Prime Cash Obligations Fund to yield 0.11% (a)	10,000,000
25,680,403	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.15% (a)	25,680,403
	TOTAL SHORT - TERM INVESTMENTS (Cost - $45,680,403)	45,680,403

	TOTAL INVESTMENTS - 100.3% (Cost - $342,805,815) (b)	$ 353,002,957
	LIABILITIES LESS OTHER ASSETS - (0.3)%	(1,198,967)
	TOTAL NET ASSETS - 100.0%	$ 351,803,990

See accompanying notes to financial statements.

TOPSTM Protected Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012

(a) Variable rate security, the money market rate shown represents the rate at December 31, 2012.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $343,128,344 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 9,898,415
	Unrealized depreciation:	(23,802)
	Net unrealized appreciation:	$ 9,874,613

Long		Unrealized
Contracts		Gain
	OPEN LONG FUTURES CONTRACTS
45	MSCI EAFE Index Mini March 2013
	(Underlying Face Amount at Value $3,645,675)	$ 11,700
51	MSCI Emerging Market Index Mini March 2013
	(Underlying Face Amount at Value $2,737,425)	71,815
34	Russell 2000 Index Mini March 2013
	(Underlying Face Amount at Value $2,878,440)	46,410
50	S&P 500 Index E-Mini March 2013
	(Underlying Face Amount at Value $3,550,000)	25,460
20	S&P Midcap 400 Index E-Mini March 2013
	(Underlying Face Amount at Value $2,036,200)	35,300

	Net Unrealized Gain from Open Long Futures Contracts	$ 190,685

See accompanying notes to financial statements.

TOPSTM Protected Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 87.8%
	DEBT FUNDS - 11.5%
416,122	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 10,619,433
174,187	iShares Barclays TIPS Bond Fund	21,148,044
228,013	iShares iBoxx $ High Yield Corporate Bond Fund	21,285,013
299,195	WisdomTree Emerging Markets Local Debt Fund	15,985,989
		69,038,479
	EQUITY FUNDS - 76.3%
522,922	Guggenheim Timber ETF (a)	10,688,526
631,928	iShares Core S&P Mid-Cap ETF	64,267,078
891,204	iShares Core S&P Small-Cap ETF	69,701,065
95,840	iShares MSCI Brazil Index Fund	5,372,790
922,685	iShares S&P 500 Growth Index Fund	69,884,162
810,719	iShares S&P 500 Value Index Fund	53,823,634
388,340	SPDR Dow Jones International Real Estate ETF	16,057,859
146,580	SPDR Dow Jones REIT ETF	10,695,943
72,193	SPDR S&P China ETF	5,348,779
312,104	SPDR S&P Global Natural Resources ETF	16,092,082
52,796	Vanguard Energy ETF	5,403,671
117,791	Vanguard FTSE All-World ex-US Small-Cap ETF	10,718,981
1,992,585	Vanguard FTSE All-World ex-US ETF	91,160,764
63,698	Vanguard Materials ETF	5,364,008
360,229	Vanguard MSCI Emerging Markets ETF	16,040,997
275,499	WisdomTree India Earnings Fund	5,336,416
		455,956,755
	TOTAL EXCHANGE TRADED FUNDS (Cost - $497,315,267)	524,995,234

	SHORT-TERM INVESTMENTS - 12.4%
	MONEY MARKET FUNDS - 12.4%
15,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.14% (b)	15,000,000
15,000,000	Federated Prime Cash Obligations Fund to yield 0.11% (b)	15,000,000
43,941,464	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.15% (b)	43,941,464
	TOTAL SHORT-TERM INVESTMENTS (Cost - $73,941,464)	73,941,464

	TOTAL INVESTMENTS - 100.2% (Cost - $571,256,731) (c)	$ 598,936,698
	LIABILITIES LESS OTHER ASSETS - (0.2)%	(1,134,177)
	TOTAL NET ASSETS - 100.0%	$ 597,802,521

(a) Affiliated company - TOPS Protected Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at December 31, 2012.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $571,467,369 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 27,547,522
	Unrealized depreciation:	(78,193)
	Net unrealized appreciation:	$ 27,469,329

See accompanying notes to financial statements.

TOPSTM Protected Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012

Long		Unrealized
Contracts		Gain
	OPEN LONG FUTURES CONTRACTS
137	MSCI EAFE Index Mini March 2013
	(Underlying Face Amount at Value $11,099,055)	$ 31,125
160	MSCI Emerging Market Index Mini March 2013
	(Underlying Face Amount at Value $8,588,000)	226,160
135	Russell 2000 Index Mini March 2013
	(Underlying Face Amount at Value $11,429,100)	184,275
149	S&P 500 Index E-Mini March 2013
	(Underlying Face Amount at Value $10,579,000)	80,458
77	S&P Midcap 400 Index E-Mini March 2013
	(Underlying Face Amount at Value $7,839,370)	135,905

	Net Unrealized Gain from Open Long Futures Contracts	$ 657,923

See accompanying notes to financial statements.

TOPSTM Protected Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 87.7%
	DEBT FUNDS - 29.3%
726,195	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 18,532,496
265,999	iShares Barclays TIPS Bond Fund	32,294,939
248,725	iShares iBoxx $ High Yield Corporate Bond Fund	23,218,479
267,063	iShares iBoxx Investment Grade Corporate Bond Fund	32,311,952
370,910	PowerShares Senior Loan Portfolio	9,265,332
451,587	SPDR Barclays Short Term Corporate Bond ETF	13,872,753
218,923	SPDR DB International Government Inflation-Protected Bond ETF	13,910,367
174,112	WisdomTree Emerging Markets Local Debt Fund	9,302,804
		152,709,122
	EQUITY FUNDS - 58.4%
456,288	Guggenheim Timber ETF	9,326,527
459,522	iShares Core S&P Mid-Cap ETF	46,733,387
478,426	iShares Core S&P Small-Cap ETF	37,417,697
55,782	iShares MSCI Brazil Index Fund	3,127,139
619,399	iShares S&P 500 Growth Index Fund	46,913,280
566,054	iShares S&P 500 Value Index Fund	37,580,325
338,856	SPDR Dow Jones International Real Estate ETF	14,011,696
127,902	SPDR Dow Jones REIT ETF	9,333,009
41,996	SPDR S&P China ETF	3,111,484
181,556	SPDR S&P Global Natural Resources ETF	9,361,027
46,076	Vanguard Energy ETF	4,715,879
102,782	Vanguard FTSE All-World ex-US Small-Cap ETF	9,353,162
1,227,519	Vanguard FTSE All-World ex-US ETF	56,158,994
55,581	Vanguard Materials ETF	4,680,476
209,636	Vanguard MSCI Emerging Markets ETF	9,335,091
160,262	WisdomTree India Earnings Fund	3,104,275
		304,263,448
	TOTAL EXCHANGE TRADED FUNDS (Cost - $437,096,118)	456,972,570

	SHORT-TERM INVESTMENTS - 12.7%
	MONEY MARKET FUNDS - 12.7%
15,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.14% (a)	15,000,000
15,000,000	Federated Prime Cash Obligations Fund to yield 0.11% (a)	15,000,000
36,108,481	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.15% (a)	36,108,481
	TOTAL SHORT-TERM INVESTMENTS (Cost - $66,108,481)	66,108,481

	TOTAL INVESTMENTS - 100.4% (Cost - $503,204,599) (b)	$ 523,081,051
	LIABILITIES LESS OTHER ASSETS - (0.4)%	(2,367,500)
	TOTAL NET ASSETS - 100.0%	$ 520,713,551

See accompanying notes to financial statements.

TOPSTM Protected Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012

(a) Variable rate security, the money market rate shown represents the rate at December 31, 2012.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $503,436,917 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 19,690,258
		Unrealized depreciation:	(46,124)
		Net unrealized appreciation:	$ 19,644,134

Long			Unrealized
Contracts			Gain
OPEN LONG FUTURES CONTRACTS
98	MSCI EAFE Index Mini March 2013
	(Underlying Face Amount at Value $7,939,470)		$ 26,855
101	MSCI Emerging Market Index Mini March 2013
	(Underlying Face Amount at Value $5,421,175)		142,755
79	Russell 2000 Index Mini March 2013
	(Underlying Face Amount at Value $6,688,140)		107,835
96	S&P 500 Index E-Mini March 2013
	(Underlying Face Amount at Value $6,816,000)		49,380
55	S&P Midcap 400 Index E-Mini March 2013
	(Underlying Face Amount at Value $5,599,550)		97,075

	Net Unrealized Gain from Open Long Futures Contracts		$ 423,900

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Assets and Liabilities
December 31, 2012

	Aggressive		Balanced	Capital
	Growth		ETF	Preservation
Assets:	ETF Portfolio		Portfolio	ETF Portfolio
Investments in securities, at cost	$ 790,045		$ 3,180,093	$ 692,344
Investments in securities, at value	$ 821,828		$ 3,268,008	$ 704,438
Receivable for securities sold	1,645		12,998	810
Interest and dividends receivable	965		7,806	1,523
Receivable for Portfolio shares sold	178		-	-
Total Assets	824,616		3,288,812	706,771
Liabilities:
Payable for securities purchased	16,037		31,439	6,348
Payable for Portfolio shares redeemed	10		66	248
Accrued investment advisory fees	66		266	59
Administrative service fees payable	66		266	59
Accrued distribution (12b-1) fees	165		286	137
Total Liabilities	16,344		32,323	6,851
Net Assets	$ 808,272		$ 3,256,489	$ 699,920

Net Assets:
Paid in capital
($0 par value, unlimited shares authorized)	$ 766,123		$ 3,139,634	$ 676,476
Undistributed net investment income	11,032		48,664	7,298
Accumulated net realized gain (loss)
on investments	(666)		(19,724)	4,052
Net unrealized appreciation
on investments	31,783		87,915	12,094
Net Assets	$ 808,272		$ 3,256,489	$ 699,920

Class 1 Shares:
Net assets	$ 10		$ 1,806,405	$ 48,340
Total shares outstanding at end of year	1		167,907	4,430

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.05	(a)	$ 10.76	$ 10.91

Class 2 Shares:
Net assets	$ 808,262		$ 1,450,084	$ 651,580
Total shares outstanding at end of year	80,097		135,687	59,895

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.09		$ 10.69	$ 10.88

(a) NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Assets and Liabilities (Continued)
December 31, 2012

	Growth	Moderate
	ETF	Growth
Assets:	Portfolio	ETF Portfolio
Investments in securities, at cost	$ 2,327,744	$ 2,531,110
Investments in securities, at value	$ 2,432,285	$ 2,625,668
Receivable for securities sold	6,690	7,880
Interest and dividends receivable	4,491	6,038
Receivable for Portfolio shares sold	-	3,298
Total Assets	2,443,466	2,642,884
Liabilities:
Payable for securities purchased	34,599	29,780
Payable for Portfolio shares redeemed	10,464	31,114
Accrued investment advisory fees	199	202
Administrative service fees payable	200	202
Accrued distribution (12b-1) fees	421	345
Total Liabilities	45,883	61,643
Net Assets	$ 2,397,583	$ 2,581,241

Net Assets:
Paid in capital
($0 par value, unlimited shares authorized)	$ 2,261,763	$ 2,438,369
Undistributed net investment income	36,632	38,421
Accumulated net realized gain (loss)
on investments	(5,353)	9,893
Net unrealized appreciation
on investments	104,541	94,558
Net Assets	$ 2,397,583	$ 2,581,241

Class 1 Shares:
Net assets	$ 371,373	$ 936,189
Total shares outstanding at end of year	33,258	89,028

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 11.17	$ 10.52

Class 2 Shares:
Net assets	$ 2,026,210	$ 1,645,052
Total shares outstanding at end of year	183,042	156,942

Net asset value, offering and redemption
price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 11.07	$ 10.48

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Assets and Liabilities
December 31, 2012

	Protected	Protected	Protected
	Balanced	Growth	Moderate Growth
Assets:	ETF Portfolio	ETF Portfolio	ETF Portfolio
Affiliated Investments in securities, at cost	$ -	$ 9,250,804	$ -
Unaffiliated Investments in securities, at cost	342,805,815	562,005,927	503,204,599
Total Investments in securities, at cost	342,805,815	571,256,731	503,204,599

Affiliated Investments in securities, at value	$ -	$ 10,688,526	$ -
Unaffiliated Investments in securities, at value	353,002,957	588,248,172	523,081,051
Total Investments in securities, at value	353,002,957	598,936,698	523,081,051
Deposits with Broker	776,511	2,579,833	1,688,822
Receivable for Portfolio shares sold	3,005,676	1,945,799	2,298,441
Receivable for securities sold	676,936	1,025,842	965,664
Interest and dividends receivable	757,784	998,137	1,063,621
Variation margin - Due from broker	190,685	657,923	423,900
Total Assets	358,410,549	606,144,232	529,521,499
Liabilities:
Payable for securities purchased	6,296,944	7,784,643	8,068,646
Payable for Portfolio shares redeemed	128,695	244,382	469,782
Accrued investment advisory fees	84,002	146,598	124,971
Accrued distribution (12b-1) fees	68,918	117,222	102,893
Administrative services fee payable	28,000	48,866	41,656
Total Liabilities	6,606,559	8,341,711	8,807,948
Net Assets	$ 351,803,990	$ 597,802,521	$ 520,713,551
Net Assets:
Paid in capital
($0 par value, unlimited shares authorized)	$ 338,562,367	$ 573,047,147	$ 499,637,573
Undistributed net investment income	4,007,707	7,868,795	6,602,760
Accumulated net realized loss
on investments and futures contracts	(1,153,911)	(11,451,311)	(5,827,134)
Net unrealized appreciation on
investments and futures contracts	10,387,827	28,337,890	20,300,352
Net Assets	$ 351,803,990	$ 597,802,521	$ 520,713,551

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Operations
For the Year Ended December 31, 2012

	Aggressive	Balanced	Capital
	Growth	ETF	Preservation
	ETF Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$ 12,389	$ 53,545	$ 8,403
Interest income	10	62	12
Total Investment Income	12,399	53,607	8,415
Expenses:
Investment advisory fees	317	1,503	273
Administrative service fees	317	1,503	272
Distribution fees (12b-1) - Class 2 Shares	732	1,923	569
Total Expenses	1,366	4,929	1,114
Net Investment Income	11,033	48,678	7,301
Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments	(410)	(19,728)	4,736
Distributions of realized gains by
underlying investment companies	-	160	65
Total net realized gain (loss)	(410)	(19,568)	4,801
Net change in unrealized
appreciation (depreciation) on investments	37,434	89,901	13,120
Net Realized and Unrealized
Gain on Investments	37,024	70,333	17,921
Net Increase in Net Assets
Resulting from Operations	$ 48,057	$ 119,011	$ 25,222

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Operations (Continued)
For the Year Ended December 31, 2012

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$ 40,562	$ 42,301
Interest income	37	32
Total Investment Income	40,599	42,333
Expenses:
Investment advisory fees	1,053	1,173
Administrative service fees	1,053	1,172
Distribution fees (12b-1) - Class 2 Shares	1,848	1,566
Total Expenses	3,954	3,911
Net Investment Income	36,645	38,422
Net Realized and Unrealized
Gain on Investments:
Net realized gain on investments	7,339	10,045
Distributions of realized gains by
underlying investment companies	75	111
Total net realized gain	7,414	10,156
Net change in unrealized
appreciation (depreciation) on investments	100,157	107,551
Net Realized and Unrealized Gain
on Investments	107,571	117,707
Net Increase in Net Assets
Resulting from Operations	$ 144,216	$ 156,129

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Operations
For the Year Ended December 31, 2012

	Protected	Protected	Protected
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income - Affiliated investments	$ -	$ 133,057	$ -
Dividend income - Unaffiliated investments	5,025,727	9,772,011	8,229,408
Interest income	18,292	34,857	28,452
Total Investment Income	5,044,019	9,939,925	8,257,860
Expenses:
Investment advisory fees	482,524	976,146	768,203
Distribution fees (12b-1) - Class 2 Shares	391,784	766,212	629,538
Distribution fees (12b-1) - Class 4 Shares	46	25	13
Administrative services fees	160,842	325,382	256,068
Total Expenses	1,035,196	2,067,765	1,653,822
Net Investment Income	4,008,823	7,872,160	6,604,038
Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on:
Affiliated Investments	-	92,108	-
Unaffiliated Investments	879,158	870,584	1,057,736
Futures contracts	(2,070,997)	(12,057,474)	(6,414,351)
Distributions of realized gains by
underlying investment companies	15,282	16,589	19,904
Total net realized loss	(1,176,557)	(11,078,193)	(5,336,711)
Net change in unrealized appreciation
(depreciation) on:
Affiliated Investments	-	1,447,383	-
Unaffiliated Investments	10,470,454	26,094,730	19,740,965
Futures contracts	262,935	863,920	577,712
	10,733,389	28,406,033	20,318,677
Net Realized and Unrealized
Gain on Investments	9,556,832	17,327,840	14,981,966
Net Increase in Net Assets
Resulting from Operations	$ 13,565,655	$ 25,200,000	$ 21,586,004

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Year Ended	Period Ended	Year Ended	Period Ended
	December 31, 2012	December 31, 2011(a)	December 31, 2012	December 31, 2011(a)

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 11,033	$ 769	$ 48,678	$ 1,273
Net realized loss on investments	(410)	(256)	(19,728)	(160)
Distributions of realized gains
by underlying investment companies	-	-	160	4
Net change in unrealized appreciation
(depreciation) on investments	37,434	(5,651)	89,901	(1,986)
Net increase (decrease) in net assets
resulting from operations	48,057	(5,138)	119,011	(869)
From Distributions to Shareholders:
From Net Investment Income:
Class 1	-	-	(705)	-
Class 2	(770)	-	(582)	-

Total distributions to shareholders	(770)	-	(1,287)	-

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	-	39,990	2,016,863	39,990
Class 2	826,861	16,598	2,502,820	45,824
Reinvestment of distributions
Class 1	-	-	705	-
Class 2	770	-	582	-
Cost of shares redeemed
Class 1	(38,141)	-	(329,906)	-
Class 2	(79,077)	(878)	(1,136,654)	(590)
Net increase in net assets from share
transactions of beneficial interest	710,413	55,710	3,054,410	85,224
Total increase in net assets	757,700	50,572	3,172,134	84,355

Net Assets:
Beginning of period	50,572	-	84,355	-
End of period	$ 808,272	$ 50,572	$ 3,256,489	$ 84,355
Undistributed net investment income
at end of period	$ 11,032	$ 769	$ 48,664	$ 1,273

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Capital Preservation ETF Portfolio		Growth ETF Portfolio
	Year Ended	Period Ended	Year Ended	Period Ended
	December 31, 2012	December 31, 2011(a)	December 31, 2012	December 31, 2011(a)

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 7,301	$ 1,094	$ 36,645	$ 2,558
Net realized gain (loss) on investments	4,736	(753)	7,339	(7,491)
Distributions of realized gains
by underlying investment companies	65	4	75	1
Net change in unrealized appreciation
(depreciation) on investments	13,120	(1,026)	100,157	4,384
Net increase (decrease) in net assets
resulting from operations	25,222	(681)	144,216	(548)
From Distributions to Shareholders:
From Net Investment Income:
Class 1	(113)	-	(447)	-
Class 2	(984)	-	(2,124)	-
From Net Realized Gains:
Class 1	-	-	(918)	-
Class 2	-	-	(4,359)	-

Total distributions to shareholders	(1,097)	-	(7,848)	-

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	46,762	39,990	229,900	309,753
Class 2	744,104	34,947	1,967,660	47,858
Reinvestment of distributions
Class 1	113	-	1,365	-
Class 2	984	-	6,483	-
Cost of shares redeemed
Class 1	(42,519)	-	(42,603)	(163,771)
Class 2	(127,894)	(20,011)	(89,620)	(5,262)
Net increase in net assets from share
transactions of beneficial interest	621,550	54,926	2,073,185	188,578
Total increase in net assets	645,675	54,245	2,209,553	188,030

Net Assets:
Beginning of period	54,245	-	188,030	-
End of period	$ 699,920	$ 54,245	$ 2,397,583	$ 188,030
Undistributed net investment income
at end of period	$ 7,298	$ 1,094	$ 36,632	$ 2,558

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Capital Preservation ETF Portfolio		Growth ETF Portfolio
	Year Ended	Period Ended	Year Ended	Period Ended
	December 31, 2012	December 31, 2011(a)	December 31, 2012	December 31, 2011(a)
SHARES ACTIVITY
Class 1
Shares Sold	4,428	3,999	22,193	33,722
Shares Reinvested	10	-	125	-
Shares Redeemed	(4,007)	-	(4,023)	(18,759)
Net increase in shares of beneficial
interest outstanding	431	3,999	18,295	14,963

Class 2
Shares Sold	70,624	3,494	186,397	5,139
Shares Reinvested	92	-	601	-
Shares Redeemed	(12,296)	(2,019)	(8,528)	(567)
Net increase in shares of beneficial
interest outstanding	58,420	1,475	178,470	4,572

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Year Ended	Period Ended
	December 31, 2012	December 31, 2011(a)

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 38,422	$ 5,303
Net realized gain (loss) on investments	10,045	(285)
Distributions of realized gains
by underlying investment companies	111	22
Net change in unrealized appreciation
(depreciation) on investments	107,551	(12,993)
Net increase (decrease) in net assets
resulting from operations	156,129	(7,953)
From Distributions to Shareholders:
From Net Investment Income:
Class 1	(1,580)	-
Class 2	(3,724)	-

Total distributions to shareholders	(5,304)	-

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	399,950	506,940
Class 2	1,664,887	14,561
Reinvestment of distributions
Class 1	1,580	-
Class 2	3,724	-
Cost of shares redeemed
Class 1	(40,360)	(20)
Class 2	(112,400)	(493)
Net increase in net assets from share
transactions of beneficial interest	1,917,381	520,988
Total increase in net assets	2,068,206	513,035

Net Assets:
Beginning of period	513,035	-
End of period	$ 2,581,241	$ 513,035
Undistributed net investment income
at end of period	$ 38,421	$ 5,303

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

TOPSTM ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Year Ended	Period Ended
	December 31, 2012	December 31, 2011(a)
SHARES ACTIVITY
Class 1
Shares Sold	38,420	54,480
Shares Reinvested	154	-
Shares Redeemed	(4,024)	(2)
Net increase in shares of
beneficial interest outstanding	34,550	54,478

Class 2
Shares Sold	166,120	1,607
Shares Reinvested	363	-
Shares Redeemed	(11,093)	(55)
Net increase in shares of beneficial
interest outstanding	155,390	1,552

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets

	Protected Balanced ETF Portfolio
	Year Ended	Period Ended
	December 31, 2012	December 31, 2011 (a)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 4,008,823	$ 235,038
Net realized gain (loss) on investments
and futures contracts	(1,191,839)	21,438
Distributions of realized gains
by underlying investment companies	15,282	1,208
Net change in unrealized
appreciation (depreciation) on
investments and futures contracts	10,733,389	(345,562)
Net increase (decrease) in net assets
resulting from operations	13,565,655	(87,878)
From Distributions to Shareholders:
From Net Investment Income:
Class 1	(4,662)	-
Class 2	(231,492)	-
Total distributions to shareholders	(236,154)	-
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	6,535,934	1,684,449
Class 2	342,444,499	26,133,031
Class 3	16	-
Class 4	283,716	-
Reinvestment of distributions
Class 1	4,662	-
Class 2	231,492	-
Cost of shares redeemed
Class 1	(2,150,652)	(1,010,990)
Class 2	(33,093,149)	(2,500,534)
Class 3	(1)	-
Class 4	(106)	-
Net increase in net assets from share
transactions of beneficial interest	314,256,411	24,305,956
Total increase in net assets	327,585,912	24,218,078
Net Assets:
Beginning of period	24,218,078	-
End of period	$ 351,803,990	$ 24,218,078
Undistributed net investment income
at end of period	$ 4,007,707	$ 235,038

(a) Reflects operations for the period from June 9, 2011 (commencement of operations) to December 31, 2011.
TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Protected Balanced ETF Portfolio
	Year Ended	Period Ended
	December 31, 2012	December 31, 2011 (a)
SHARES ACTIVITY
Class 1
Shares Sold	632,332	169,262
Shares Reinvested	442	-
Shares Redeemed	(207,567)	(99,999)
Net increase in shares of beneficial
interest outstanding	425,207	69,263

Class 2
Shares Sold	33,126,369	2,633,633
Shares Reinvested	21,984	-
Shares Redeemed	(3,213,112)	(253,320)
Net increase in shares of beneficial
interest outstanding	29,935,241	2,380,313

Class 3
Shares Sold	1	-
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	1	-

Class 4
Shares Sold	26,583	-
Shares Redeemed	(10)	-
Net increase in shares of beneficial
interest outstanding	26,573	-

(a) Reflects operations for the period from June 9, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Protected Growth ETF Portfolio
	Year Ended	Period Ended
	December 31, 2012	December 31, 2011 (a)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 7,872,160	$ 313,767
Net realized loss on investments
and futures contracts	(11,094,782)	(373,313)
Distributions of realized gains
by underlying investment companies	16,589	195
Net change in unrealized
appreciation (depreciation) on
investments and futures contracts	28,406,033	(68,143)
Net increase (decrease) in net assets
resulting from operations	25,200,000	(127,494)
From Distributions to Shareholders:
From Net Investment Income:
Class 1	(14,515)	-
Class 2	(302,617)	-
Total distributions to shareholders	(317,132)	-
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	13,860,983	10,235,394
Class 2	574,733,951	29,490,276
Class 3	16	-
Class 4	151,859	-
Reinvestment of distributions
Class 1	14,515	-
Class 2	302,617	-
Cost of shares redeemed
Class 1	(346,878)	(937,226)
Class 2	(50,433,027)	(4,025,281)
Class 3	(1)	-
Class 4	(51)	-
Net increase in net assets from share
transactions of beneficial interest	538,283,984	34,763,163
Total increase in net assets	563,166,852	34,635,669
Net Assets:
Beginning of period	34,635,669	-
End of period	$ 597,802,521	$ 34,635,669
Undistributed net investment income
at end of period	$ 7,868,795	$ 313,767

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Protected Growth ETF Portfolio
	Year Ended	Period Ended
	December 31, 2012	December 31, 2011 (a)
SHARES ACTIVITY
Class 1
Shares Sold	1,413,393	1,079,973
Shares Reinvested	1,446	-
Shares Redeemed	(35,453)	(100,077)
Net increase in shares of beneficial
interest outstanding	1,379,386	979,896

Class 2
Shares Sold	58,726,222	3,120,349
Shares Reinvested	30,231	-
Shares Redeemed	(5,171,383)	(425,591)
Net increase in shares of beneficial
interest outstanding	53,585,070	2,694,758

Class 3
Shares Sold	2	-
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	2	-

Class 4
Shares Sold	14,734	-
Shares Redeemed	(5)	-
Net increase in shares of beneficial
interest outstanding	14,729	-

(a) Reflects operations for the period from April 26, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Protected Moderate Growth ETF Portfolio
	Year Ended	Period Ended
	December 31, 2012	December 31, 2011 (a)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 6,604,038	$ 410,360
Net realized loss on investments
and futures contracts	(5,356,615)	(491,919)
Distributions of realized gains
by underlying investment companies	19,904	1,496
Net change in unrealized
appreciation (depreciation) on
investments and futures contracts	20,318,677	(18,325)
Net increase (decrease) in net assets
resulting from operations	21,586,004	(98,388)
From Distributions to Shareholders:
From Net Investment Income:
Class 1	(6,336)	-
Class 2	(405,302)	-
Total distributions to shareholders	(411,638)	-
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	6,291,568	1,019,937
Class 2	508,309,724	43,983,012
Class 3	16	-
Class 4	77,202	-
Reinvestment of distributions
Class 1	6,336	-
Class 2	405,302	-
Cost of shares redeemed
Class 1	(488,401)	(988,990)
Class 2	(54,512,215)	(4,465,881)
Class 3	(1)	-
Class 4	(36)	-
Net increase in net assets from share
transactions of beneficial interest	460,089,495	39,548,078
Total increase in net assets	481,263,861	39,449,690
Net Assets:
Beginning of period	39,449,690	-
End of period	$ 520,713,551	$ 39,449,690
Undistributed net investment income
at end of period	$ 6,602,760	$ 410,360

(a) Reflects operations for the period from June 9, 2011 (commencement of operations) to December 31, 2011.

TOPSTM Protected ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Protected Moderate Growth ETF Portfolio
	Year Ended	Period Ended
	December 31, 2012	December 31, 2011 (a)
SHARES ACTIVITY
Class 1
Shares Sold	612,297	102,053
Shares Reinvested	604	-
Shares Redeemed	(46,964)	(99,999)
Net increase in shares of beneficial
interest outstanding	565,937	2,054

Class 2
Shares Sold	49,502,313	4,466,143
Shares Reinvested	38,674	-
Shares Redeemed	(5,314,354)	(455,840)
Net increase in shares of beneficial
interest outstanding	44,226,633	4,010,303

Class 3
Shares Sold	1	-
Shares Redeemed	-	-
Net increase in shares of beneficial
interest outstanding	1	-

Class 4
Shares Sold	7,200	-
Shares Redeemed	(4)	-
Net increase in shares of beneficial
interest outstanding	7,196	-

(a) Reflects operations for the period from June 9, 2011 (commencement of operations) to December 31, 2011.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Year Ended	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 8.67	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.06	0.14
Net realized and unrealized gain
(loss) on investments	1.32	(1.47)
Total income (loss) from
investment operations	1.38	(1.33)

Net asset value, end of period	$ 10.05	$ 8.67

Total return (d)	15.92%	(13.30)%

Ratios and Supplemental Data:
Net assets, end of period	$ 10	$ 34,656
Ratio of expenses to
average net assets (e)	0.20%	0.20%	(f)
Ratio of net investment income to
average net assets (c) (e)	0.69%	2.34%	(f)
Portfolio turnover rate	32%	7%	(g)

(a) The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Year Ended	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 8.66	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.36	0.35
Net realized and unrealized gain
(loss) on investments	1.08	(1.69)
Total income (loss) from
investment operations	1.44	(1.34)

Less distributions from:
Net investment income	(0.01)	-

Net asset value, end of period	$ 10.09	$ 8.66

Total return (d)	16.64%	(13.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 808	$ 16
Ratio of expenses to
average net assets (e)	0.45%	0.45%	(f)
Ratio of net investment income to
average net assets (c) (e)	3.66%	5.93%	(f)
Portfolio turnover rate	32%	7%	(g)

(a) The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Year Ended		Period Ending
	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$ 9.57		$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.38		0.24
Net realized and unrealized gain
(loss) on investments	0.81		(0.67)
Total income (loss) from
investment operations	1.19		(0.43)

Less distributions from:
Net investment income	(0.00)	(h)	-

Net asset value, end of period	$ 10.76		$ 9.57

Total return (d)	12.48%		(4.30)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 1,806		$ 38
Ratio of expenses to
average net assets (e)	0.20%		0.20%	(f)
Ratio of net investment income to
average net assets (c) (e)	3.62%		3.66%	(f)
Portfolio turnover rate	117%		16%	(g)

(a) The Balanced ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) Amount represents less than $0.01 per share

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Year Ended		Period Ending
	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$ 9.56		$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.30		0.67
Net realized and unrealized gain
(loss) on investments	0.83		(1.11)
Total income (loss) from
investment operations	1.13		(0.44)

Less distributions from:
Net investment income	(0.00)	(h)	-

Net asset value, end of period	$ 10.69		$ 9.56

Total return (d)	11.86%		(4.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 1,450		$ 46
Ratio of expenses to
average net assets (e)	0.45%		0.45%	(f)
Ratio of net investment income to
average net assets (c) (e)	2.82%		10.25%	(f)
Portfolio turnover rate	117%		16%	(g)

(a) The Balanced ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) Amount represents less than $0.01 per share

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Capital Preservation ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Year Ended	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.91	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.23	0.24
Net realized and unrealized gain
(loss) on investments	0.80	(0.33)
Total income (loss) from
investment operations	1.03	(0.09)

Less distributions from:
Net investment income	(0.03)	-

Net asset value, end of period	$ 10.91	$ 9.91

Total return (d)	10.35%	(0.90)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 48	$ 40
Ratio of expenses to
average net assets (e)	0.20%	0.20%	(f)
Ratio of net investment income to
average net assets (c) (e)	2.15%	3.54%	(f)
Portfolio turnover rate	107%	52%	(g)

(a) The Capital Preservation ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Capital Preservation ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Year Ended	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.90	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.30	0.26
Net realized and unrealized gain
(loss) on investments	0.71	(0.36)
Total income (loss) from
investment operations	1.01	(0.10)

Less distributions from:
Net investment income	(0.03)	-

Net asset value, end of period	$ 10.88	$ 9.90

Total return (d)	10.16%	(1.00)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 652	$ 15
Ratio of expenses to
average net assets (e)	0.45%	0.45%	(f)
Ratio of net investment income to
average net assets (c) (e)	2.76%	3.73%	(f)
Portfolio turnover rate	107%	52%	(g)

(a) The Capital Preservation ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Year Ended	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.64	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.26	0.24
Net realized and unrealized gain
(loss) on investments	1.31	(1.34)
Total income (loss) from
investment operations	1.57	(1.10)

Less distributions from:
Net investment income	(0.01)	-
Net realized gain	(0.03)	-
Total distributions from net investment
income and net realized gains	(0.04)	-

Payments by affiliates	-	0.74

Net asset value, end of period	$ 11.17	$ 9.64

Total return (d)	16.31%	(3.60)%	(h)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 371	$ 144
Ratio of expenses to
average net assets (e)	0.20%	0.20%	(f)
Ratio of net investment income to
average net assets (c) (e)	2.50%	3.86%	(f)
Portfolio turnover rate	13%	180%	(g)

(a) The Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) For the period ended December 31, 2011, 4.19% of the total return of Class 1 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (7.79)% for Class 1.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Year Ended	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.58	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.42	0.46
Net realized and unrealized gain
(loss) on investments	1.11	(1.09)
Total income (loss) from
investment operations	1.53	(0.63)

Less distributions from:
Net investment income	(0.01)	-
Net realized gain	(0.03)	-
Total distributions from net investment
income and net realized gains	(0.04)	-

Payments by affiliates	-	0.21

Net asset value, end of period	$ 11.07	$ 9.58

Total return (d)	15.99%	(4.20)%	(h)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 2,026	$ 44
Ratio of expenses to
average net assets (e)	0.45%	0.45%	(f)
Ratio of net investment income to
average net assets (c) (e)	3.86%	7.02%	(f)
Portfolio turnover rate	13%	180%	(g)

(a) The Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) For the period ended December 31, 2011, 0.50% of the total return of Class 2 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (4.70)%
for Class 2.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Year Ended	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.16	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.29	0.56
Net realized and unrealized gain
(loss) on investments	1.10	(1.40)
Total income (loss) from
investment operations	1.39	(0.84)

Less distributions from:
Net investment income	(0.03)	-

Net asset value, end of period	$ 10.52	$ 9.16

Total return (d)	15.20%	(8.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 936	$ 499
Ratio of expenses to
average net assets (e)	0.20%	0.20%	(f)
Ratio of net investment income to
average net assets (c) (e)	2.93%	8.56%	(f)
Portfolio turnover rate	21%	9%	(g)

(a) The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Year Ended	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.15	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.36	0.60
Net realized and unrealized gain
(loss) on investments	1.00	(1.45)
Total income (loss) from
investment operations	1.36	(0.85)

Less distributions from:
Net investment income	(0.03)	-

Net asset value, end of period	$ 10.48	$ 9.15

Total return (d)	14.89%	(8.50)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 1,645	$ 14
Ratio of expenses to
average net assets (e)	0.45%	0.45%	(f)
Ratio of net investment income to
average net assets (c) (e)	3.55%	9.63%	(f)
Portfolio turnover rate	21%	9%	(g)

(a) The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares

	Year Ending	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.90	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.23	0.25
Net realized and unrealized gain (loss)
on investments and futures contracts	0.63	(0.35)
Total income (loss) from
investment operations	0.86	(0.10)

Less distributions from:
Net investment income	(0.01)	-

Net asset value, end of period	$ 10.75	$ 9.90

Total return (d)	8.69%	(1.00)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 5,314	$ 685
Ratio of expenses to
average net assets (e)	0.40%	0.40%	(f)
Ratio of net investment income to
average net assets (c) (e)	2.24%	4.47%	(f)
Portfolio turnover rate	25%	10%	(g)

(a) The Protected Balanced ETF Portfolio Class 1 commenced operations on June 9, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares

	Year Ending	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.89	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.26	0.19
Net realized and unrealized gain (loss)
on investments and futures contracts	0.57	(0.30)
Total income (loss) from
investment operations	0.83	(0.11)

Less distributions from:
Net investment income	(0.01)	-

Net asset value, end of period	$ 10.71	$ 9.89

Total return (d)	8.39%	(1.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 346,206	$ 23,533
Ratio of expenses to
average net assets (e)	0.65%	0.65%	(f)
Ratio of net investment income to
average net assets (c) (e)	2.49%	3.46%	(f)
Portfolio turnover rate	25%	10%	(g)

(a) The Protected Balanced ETF Portfolio Class 2 commenced operations on June 9, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares	Class 4 Shares

	Period Ending	Period Ending
	December 31, 2012(a)	December 31, 2012(a)

Net asset value, beginning of period	$ 10.42	$ 10.42

Income (loss) from investment operations:
Net investment income (b) (c)	0.19	0.76
Net realized and unrealized gain (loss)
on investments and futures contracts	0.22	(0.49)	(h)
Total income from
investment operations	0.41	0.27

Net asset value, end of period	$ 10.83	$ 10.69

Total return (d)	3.93%	2.59%

Ratios and Supplemental Data:
Net assets, end of period	$ 16	$ 284,108
Ratio of expenses to
average net assets (e) (f)	0.75%	1.00%
Ratio of net investment income to
average net assets (c) (e) (f)	2.72%	10.49%
Portfolio turnover rate (g)	25%	25%

(a) The Protected Balanced ETF Portfolio Class 3 and Class 4 commenced operations on May 1, 2012.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of
Portfolio shares during the period.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares

	Year Ending	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.43	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.21	0.36
Net realized and unrealized gain (loss)
on investments and futures contracts	0.59	(0.93)
Total income (loss) from
investment operations	0.80	(0.57)

Less distributions from:
Net investment income	(0.01)	-

Net asset value, end of period	$ 10.22	$ 9.43

Total return (d)	8.45%	(5.70)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 24,123	$ 9,242
Ratio of expenses to
average net assets (e)	0.40%	0.40%	(f)
Ratio of net investment income to
average net assets (c) (e)	2.12%	5.59%	(f)
Portfolio turnover rate	8%	28%	(g)

(a) The Protected Growth ETF Portfolio Class 1 commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares

	Year Ending	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.42	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.24	0.34
Net realized and unrealized gain (loss)
on investments and futures contracts	0.54	(0.92)
Total income (loss) from
investment operations	0.78	(0.58)

Less distributions from:
Net investment income	(0.01)	-

Net asset value, end of period	$ 10.19	$ 9.42

Total return (d)	8.24%	(5.80)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 573,528	$ 25,393
Ratio of expenses to
average net assets (e)	0.65%	0.65%	(f)
Ratio of net investment income to
average net assets (c) (e)	2.43%	5.18%	(f)
Portfolio turnover rate	8%	28%	(g)

(a) The Protected Growth ETF Portfolio Class 2 commenced operations on April 26, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares	Class 4 Shares

	Period Ending	Period Ending
	December 31, 2012(a)	December 31, 2012(a)

Net asset value, beginning of period	$ 9.95	$ 9.95

Income (loss) from investment operations:
Net investment income (b) (c)	0.17	0.47
Net realized and unrealized gain (loss)
on investments and futures contracts	0.03	(0.14)	(h)
Total income from
investment operations	0.20	0.33

Net asset value, end of period	$ 10.15	$ 10.28

Total return (d)	2.01%	3.32%

Ratios and Supplemental Data:
Net assets, end of period	$ 15	$ 151,404
Ratio of expenses to
average net assets (e) (f)	0.75%	1.00%
Ratio of net investment income to
average net assets (c) (e) (f)	2.67%	6.97%
Portfolio turnover rate (g)	8%	8%

(a) The Protected Growth ETF Portfolio Class 3 and Class 4 commenced operations on May 1, 2012.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of
Portfolio shares during the period.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares

	Year Ending	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.82	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.25	0.14
Net realized and unrealized gain (loss)
on investments and futures contracts	0.62	(0.32)
Total income (loss) from
investment operations	0.87	(0.18)

Less distributions from:
Net investment income	(0.01)	-

Net asset value, end of period	$ 10.68	$ 9.82

Total return (d)	8.88%	(1.80)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 6,068	$ 20
Ratio of expenses to
average net assets (e)	0.40%	0.40%	(f)
Ratio of net investment income to
average net assets (c) (e)	2.46%	2.39%	(f)
Portfolio turnover rate	12%	7%	(g)

(a) The Protected Moderate Growth ETF Portfolio Class 1 commenced operations on June 9, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares

	Year Ending	Period Ending
	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$ 9.83	$ 10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.27	0.21
Net realized and unrealized gain (loss)
on investments and futures contracts	0.58	(0.38)
Total income (loss) from
investment operations	0.85	(0.17)

Less distributions from:
Net investment income	(0.01)	-

Net asset value, end of period	$ 10.67	$ 9.83

Total return (d)	8.66%	(1.70)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 514,568	$ 39,430
Ratio of expenses to
average net assets (e)	0.65%	0.65%	(f)
Ratio of net investment income to
average net assets (c) (e)	2.57%	3.78%	(f)
Portfolio turnover rate	12%	7%	(g)

(a) The Protected Moderate Growth ETF Portfolio Class 2 commenced operations on June 9, 2011.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.

See accompanying notes to financial statements.

TOPSTM Protected ETF Portfolios

Financial Highlights
Protected Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares	Class 4 Shares

	Period Ending	Period Ending
	December 31, 2012(a)	December 31, 2012(a)

Net asset value, beginning of period	$ 10.39	$ 10.39

Income (loss) from investment operations:
Net investment income (b) (c)	0.20	0.58
Net realized and unrealized gain (loss)
on investments and futures contracts	0.08	(0.27)	(h)
Total income from
investment operations	0.28	0.31

Net asset value, end of period	$ 10.67	$ 10.70

Total return (d)	2.69%	2.98%

Ratios and Supplemental Data:
Net assets, end of period	$ 15	$ 77,034
Ratio of expenses to
average net assets (e) (f)	0.75%	1.00%
Ratio of net investment income to
average net assets (c) (e) (f)	2.95%	8.19%
Portfolio turnover rate (g)	12%	12%

(a) The Protected Moderate Growth ETF Portfolio Class 3 and Class 4 commenced operations on May 1, 2012.
(b) Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total returns for periods of less than one year are not annualized.
(e) Does not include the expenses of the investment companies in which the Portfolio invests.
(f) Annualized.
(g) Not annualized.
(h) The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of
Portfolio shares during the period.

See accompanying notes to financial statements.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.

 ORGANIZATION

The TOPSTM ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of eight different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Capital Preservation ETF Portfolio	To preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.
Protected Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Protected Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.
Protected Moderate Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Aggressive Growth ETF Portfolio, Balanced ETF Portfolio, Capital Preservation ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio currently offer two classes of shares: Class 1 Shares and Class 2 Shares.  The Protected Balanced ETF Portfolio, Protected Growth ETF Portfolio and Protected Moderate Growth ETF Portfolio currently offer four classes of shares; Class 1 Shares, Class 2 Shares, Class 3 Shares and Class 4 Shares. Each class of shares of the Portfolios has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 791,478	$ -	$ -	$ 791,478
Short-Term Investment	30,350	-	-	30,350
Total	$ 821,828	$ -	$ -	$ 821,828

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,551,823	$ -	$ -	$ 1,551,823
Equity Funds	1,635,548	-	-	1,635,548
Short-Term Investment	80,637	-	-	80,637
Total	$ 3,268,008	$ -	$ -	$ 3,268,008

Capital Preservation ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 473,720	$ -	$ -	$ 473,720
Equity Funds	211,497	-	-	211,497
Short-Term Investment	19,221	-	-	19,221
Total	$ 704,438	$ -	$ -	$ 704,438

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 309,989	$ -	$ -	$ 309,989
Equity Funds	2,047,272	-	-	2,047,272
Short-Term Investment	75,024	-	-	75,024
Total	$ 2,432,285	$ -	$ -	$ 2,432,285

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 853,296	$ -	$ -	$ 835,296
Equity Funds	1,700,071	-	-	1,700,071
Short-Term Investment	72,301	-	-	72,301
Total	$ 2,625,668	$ -	$ -	$ 2,625,668

Protected Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 149,591,590	$ -	$ -	$ 149,591,590
Equity Funds	157,730,964	-	-	157,730,964
Short-Term Investments	45,680,403	-	-	45,680,403
Long Futures Contracts*	190,685	-	-	190,685
Total	$ 353,193,642	$ -	$ -	$ 353,193,642

Protected Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 69,038,479	$ -	$ -	$ 69,038,479
Equity Funds	455,956,755	-	-	455,956,755
Short-Term Investments	73,941,464	-	-	73,941,464
Long Futures Contracts*	657,923	-	-	657,923
Total	$ 599,594,621	$ -	$ -	$ 599,594,621

Protected Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 152,709,122	$ -	$ -	$ 152,709,122
Equity Funds	304,263,448	-	-	304,263,448
Short-Term Investments	66,108,481	-	-	66,108,481
Long Futures Contracts*	423,900	-	-	423,900
Total	$ 523,504,951	$ -	$ -	$ 523,504,951

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the period.

*Cumulative appreciation (depreciation) of futures contracts is reported in the above table.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal income tax – It is each Portfolio’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2011 or expected to be taken in each Portfolio’s 2012 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Protected Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Protected Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of December 31, 2012 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$ 808,206	$ 103,101
Balanced ETF Portfolio	4,848,318	1,813,608
Capital Preservation ETF Portfolio	891,989	277,825
Growth ETF Portfolio	2,203,521	138,048
Moderate Growth ETF Portfolio	2,179,323	246,055
Protected Balanced ETF Portfolio	310,214,565	35,405,169
Protected Growth ETF Portfolio	489,941,528	23,506,033
Protected Moderate Growth ETF Portfolio	428,481,313	26,366,656

4.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities.   Companies which are affiliates of the Protected Growth ETF Portfolio at December 31, 2012 are noted in the Portfolio’s Portfolio of Investments.   Transactions during the year with companies which are affiliates are as follows:

TOPS Protected Growth ETF Portfolio
CUSIP	Description	Value- Beginning of Year	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gains	Value-End of Year
18383Q879	Guggenheim Timber ETF	$ 615,404	$ 9,490,638	$ 957,007	$ 133,057	$ 92,108	$ 10,688,526

5.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios. ValMark Advisers, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). The Advisor has engaged Milliman, Inc. as the Protected Portfolios’ Sub-Advisor (the “Sub-Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each of the Traditional Portfolio’s average daily net assets and 0.30% of each of the Protected Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

The Portfolios have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the sale and distribution of Class 2 shares. The fee is calculated at an annual rate of 0.25%, 0.35% and 0.60% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares and Class 4 shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor.  There were no fees paid by Class 3 for the period ended December 31, 2012. The Distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees. The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

GFS pays each Portfolio’s pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor. GFS pays the chairperson of the audit committee each Portfolio’s pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

6.

PAYMENTS BY AFFILIATES

As a resulf of a trade error that occurred in September 2011, the Growth ETF Portfolio experienced a loss of $6,490, all of which was reimbursed by the Advisor.

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act. As of December 31, 2012, ownership percentages of the voting securities of each Portfolio that may be deemed to control each Portfolio was as follows:

Aggressive Growth ETF Portfolio

Ohio National Life Insurance Company	77%

Balanced ETF Portfolio

Jefferson National Life Insurance Company	55%
Ohio National Life Insurance Company	37%

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Capital Preservation ETF Portfolio
Jefferson National Life Insurance Company	93%

Growth ETF Portfolio

Ohio National Life Insurance Company	66%

Moderate Growth ETF Portfolio

Ohio National Life Insurance Company	49%
Jefferson National Life Insurance Company	36%

Protected Balanced ETF Portfolio

Ohio National Life Insurance Company	94%

Protected Growth ETF Portfolio

Ohio National Life Insurance Company	91%

Protected Moderate Growth ETF Portfolio

Ohio National Life Insurance Company	96%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended December 31, 2012 were as follows:

	Fiscal Year Ended December 31, 2012
	Ordinary Income	Long-Term Capital Gain	Total
Aggressive Growth ETF Portfolio	$ 770	$ -	$ 770
Balanced ETF Portfolio	1,287	-	1,287
Capital Preservation ETF Portfolio	1,097	-	1,097
Growth ETF Portfolio	7,843	5	7,848
Moderate Growth ETF Portfolio	5,304	-	5,304
Protected Balanced ETF Portfolio	236,154	-	236,154
Protected Growth ETF Portfolio	317,132	-	317,132
Protected Moderate Growth ETF Portfolio	411,638	-	411,638

The Portfolios did not have distributions for the fiscal period ended December 31, 2011.

TOPSTM ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Aggressive Growth ETF Portfolio	$ 13,173	$ -	$ -	$ -	$ 28,976	$ 42,149
Balanced ETF Portfolio	48,664	-	(13,262)	-	81,453	116,855
Capital Preservation ETF Portfolio	12,090	65	-	-	11,289	23,444
Growth ETF Portfolio	36,632	222	-	-	98,966	135,820
Moderate Growth ETF Portfolio	50,357	573	-	-	91,942	142,872
Protected Balanced ETF Portfolio	4,007,707	-	(640,697)	-	9,874,613	13,241,623
Protected Growth ETF Portfolio	7,868,795	-	(10,030,512)	(552,238)	27,469,329	24,755,374
Protected Moderate Growth ETF Portfolio	6,602,760	-	(5,170,916)	-	19,644,134	21,075,978

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) are primarily attributable to the tax deferral of losses on wash sales, the tax treatment of short-term capital gains and mark-to-market on open Section 1256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Portfolio incurred and elected to defer such capital losses as follows:

Capital Losses
Protected Growth ETF Portfolio	$ 552,238

At December 31, 2012, the following Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Balanced ETF Portfolio	$ 13,262	$ -	$ 13,262	Non-Expiring
Protected Balanced ETF Portfolio	-	640,697	640,697	Non-Expiring
Protected Growth ETF Portfolio	3,899,757	6,130,755	10,030,512	Non-Expiring
Protected Moderate Growth ETF Portfolio	1,854,643	3,316,273	5,170,916	Non-Expiring

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Portfolios’ financial statements.

10. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Shareholders of TOPS Aggressive Growth ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Capital Preservation ETF Portfolio, TOPS Growth ETF Portfolio, TOPS Moderate Growth ETF Portfolio, TOPS Protected Balanced ETF Portfolio, TOPS Protected Growth ETF Portfolio, TOPS Protected Moderate Growth ETF Portfolio and Board of Trustees of Northern Lights Variable Trust

 We have audited the accompanying statements of assets and liabilities of TOPS Aggressive Growth ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Capital Preservation ETF Portfolio, TOPS Growth ETF Portfolio, TOPS Moderate Growth ETF Portfolio, TOPS Protected Balanced ETF Portfolio, TOPS Protected Growth ETF Portfolio and TOPS Protected Moderate Growth ETF Portfolio, each a series of shares of beneficial interest of Northern Lights Variable Trust (the "Portfolios"), including the portfolios of investments, as of December 31, 2012, and the related statements of operations for the year then ended, and the statements of changes in net assets for the year then ended and the period April 26, 2011 (commencement of operations) through December 31, 2011 for TOPS Aggressive Growth ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Capital Preservation ETF Portfolio, TOPS Growth ETF Portfolio, TOPS Moderate Growth ETF Portfolio and TOPS Protected Growth ETF Portfolio and June 9, 2011 (commencement of operations) through December 31, 2011 for TOPS Protected Balanced ETF Portfolio and TOPS Protected Moderate Growth ETF Portfolio and the financial highlights for the year then ended and each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TOPS Aggressive Growth ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Capital Preservation ETF Portfolio, TOPS Growth ETF Portfolio, TOPS Moderate Growth ETF Portfolio, TOPS Protected Balanced ETF Portfolio, TOPS Protected Growth ETF Portfolio, and TOPS Protected Moderate Growth ETF Portfolio as of December 31, 2012, and the results of their operations for the year then ended, and the changes in their net assets, and their financial highlights for the year then ended and each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 14, 2013

TOPSTM ETF Portfolios

SUPPLEMENTAL INFORMATION

December 31, 2012 (Unaudited)

Approval of Advisory Agreement – TOPS Portfolios*

In connection with the regular meeting held on December 11 and 12, 2012 the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisers, Inc. (the “Adviser”) and the Trust, on behalf of the TOPS Portfolios (each a “Portfolio” and collectively, the “Portfolios”), and a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Millman (the “Sub-Adviser”). In considering the proposed agreements, the Board received materials specifically relating to the Advisory Agreement and Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the shareholders of each Portfolio by the Adviser since the inception of each Portfolio and noted no reduction in the level of service provided to each Portfolio. They also noted the consistency of Adviser personnel and the addition of two more analysts to the management team.  The Board noted that the Adviser had reported no compliance issues, but that a recent SEC audit was completed. The Trustees discussed the SEC’s findings and the Adviser’s response. The Board indicated that they were satisfied with the nature, extent, and quality of services provided by the Adviser.

TOPS Capital Preservation ETF Performance. The Trustees then evaluated the performance of the TOPS Capital Preservation ETF Portfolio, noting that the Portfolio outperformed its peer group in 1-year period and since inception, underperformed the S&P 500 in both periods, and performed on par with its Morningstar category in the 1-year period while outperforming the Category since inception. The Trustees concluded that they were satisfied with the Portfolio’s performance overall.

TOPS Balanced ETF Performance. The Trustees then evaluated the performance of the TOPS Balanced ETF Portfolio, noting that the Portfolio outperformed its peer group in 1-year period and since inception, underperformed the S&P 500 in both periods, and slightly underperformed the Morningstar Category Average in the 1-year period and since inception. The Trustees agreed that underperforming the S&P 500 was expected for a balanced fund when equities are outperforming and concluded that they were satisfied with the Portfolio’s performance overall.

TOPS Moderate Growth ETF Performance. The Trustees then evaluated the performance of the TOPS Moderate Growth ETF Portfolio, noting that the Portfolio outperformed its peer group in 1-year period and since inception, but underperformed the S&P 500 and the Morningstar Category Average in both periods. The Trustees discussed the Adviser’s explanation of both the overperformance compared to the peer group and the underperformance compared to the other benchmarks.  The Trustees concluded that they were satisfied with the Portfolio’s performance overall.

TOPS Growth ETF Performance. The Trustees then evaluated the performance of the Growth ETF Portfolio, noting that the Portfolio outperformed its peer group in 1-year period and since inception, underperformed the S&P 500 in both periods, and underperformed the Morningstar Category Average in the 1-year period while outperforming the Category Average since inception. They discussed the Portfolio’s allocation to fixed income and international, noting that this diversification, while consistent with the strategy, was a drag on performance compared to the S&P 500.  The Trustees concluded that they were satisfied with the Portfolio’s performance overall.

TOPS Aggressive Growth ETF Performance. The Trustees then evaluated the performance of the Aggressive Growth ETF Portfolio, noting that the Portfolio outperformed its peer group in 1-year period and since inception, but underperformed the S&P 500 and the Morningstar Category Average in both the 1-year period and since inception.  They noted that the Portfolio is diversified across many asset classes, while the Morningstar category is limited to large value, making the comparison less helpful than the peer group comparison.  The Trustees concluded that they were satisfied with the Portfolio’s performance overall.

TOPS Protected Balanced ETF Performance. The Trustees then evaluated the performance of the Protected Balanced ETF Portfolio, which uses the Milliman overlay, noting that the Portfolio underperformed the benchmarks in both the 1-year period and since inception. The Trustees discussed the fact that performance lagged as a result of hedging activity to reduce volatility. The Board calculated that the risk-adjusted rate of return is higher for this Portfolio than for its non-protected counterpart. The Board noted that this was consistent with the mandate of the strategy, where some “upside” is sacrificed for protection, and concluded that they were satisfied with the Portfolio’s risk-adjusted rate of return.

TOPSTM ETF Portfolios

SUPPLEMENTAL INFORMATION (CONTINUED)

December 31, 2012 (Unaudited)

TOPS Protected Moderate Growth ETF Performance. The Trustees then evaluated the performance of the Protected Moderate Growth ETF Portfolio, which uses the Milliman overlay, noting that the Portfolio underperformed the benchmarks in both the 1-year period and since inception. The Board noted that the Morningstar category does not have a hedge overlay, so performance in accelerating markets will be higher than the Portfolio. The Board calculated that the risk-adjusted rate of return is similar for this Portfolio when compared to its non-protected counterpart, which indicates a reasonably successful use of the hedging strategy. The Board noted that the Portfolio’s performance and volatility was consistent with the mandate of the strategy, and concluded that they were satisfied with the Portfolio’s risk-adjusted rate of return.

TOPS Protected Growth ETF Performance. The Trustees then evaluated the performance of the Protected Growth ETF Portfolio using the Milliman overlay, noting that the Portfolio underperformed its peer group in 1-year period and since inception, underperformed the S&P 500 in both periods, and underperformed the Morningstar Category Average in both the 1-year period and since inception. The Board noted that the Portfolio has produced a negative return since inception. The Board determined that a large portion of the Portfolio’s underperformance is attributable to the Portfolio’s international exposure. A representative of the Adviser indicated that late 2011 and early 2012 had a high volatility bull market, which is when the Portfolio will underperform. A representative of the Adviser also explained to the Board that the Portfolio’s target volatility differs from peer funds, which allows peer funds to outperform in high volatility bull markets. A representative of the Adviser emphasized that the goal of the Portfolio is risk-control, not performance. The Board calculated that the risk-adjusted rate of return is lower for this Portfolio than its non-protected counterpart. The Board noted that this was consistent with the mandate of the strategy, and concluded that they were satisfied with the Portfolio’s risk-adjusted rate of return.

TOPS Capital Preservation ETF Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the TOPS Capital Preservation ETF Portfolio, noting that the Portfolio has the lowest expenses in the peer group and the same fee as the lowest advisory fee in the peer group, and both fees and expenses are significantly below the average for the Morningstar category.  The Trustees also considered fees charged by the Adviser for managing separate accounts and wrap programs.  The Board concluded that the Portfolio is competitively priced, and that they are pleased with the fee and expense levels.

TOPS Balanced ETF Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the TOPS Balanced ETF Portfolio, noting that the Portfolio has the lowest expenses in the peer group and the same fee as the lowest advisory fee in the peer group, and both fees and expenses are significantly below the average for the Morningstar category. The Trustees also considered fees charged by the Adviser for managing separate accounts and wrap programs.  The Board concluded that the Portfolio is competitively priced, and that they are pleased with the fee and expense levels.

TOPS Moderate Growth ETF Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the TOPS Moderate Growth ETF Portfolio, noting that the Portfolio’s management fees are equal to the average for its peer group and its expenses are lower than any in the peer group, and both fees and expenses are significantly below the average for the Morningstar category. The Trustees also considered fees charged by the Adviser for managing separate accounts and wrap programs.  The Board concluded that the Portfolio is competitively priced, and that they are pleased with the fee and expense levels.

TOPS Growth ETF Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the Growth ETF Portfolio, noting that the Portfolio has the lowest expenses in the peer group and the same advisory fee as the lowest fee in the peer group, and both fees and expenses are significantly below the average for the Morningstar category. The Trustees also considered fees charged by the Adviser for managing separate accounts and wrap programs.  The Board concluded that the Portfolio is competitively priced, and that they are pleased with the fee and expense levels.

TOPS Aggressive Growth ETF Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the Aggressive Growth ETF Portfolio, noting that the Portfolio has nearly the lowest fee in the peer group and the lowest expenses in the peer group, and both fees and expenses are significantly below the average for the peer group and Morningstar category. The Trustees also considered fees charged by the Adviser for managing separate accounts and wrap programs.  The Board concluded that the Portfolio is competitively priced, and that they are pleased with the fee and expense levels.

TOPS Protected Balanced ETF Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the Protected Balanced ETF Portfolio, noting that the Portfolio has the lowest fees expenses in the peer group, and both fees and expenses are below the average for the Morningstar category. The Board concluded that the Portfolio is very competitively priced, with advisory fees generally well below the competition, and that they are pleased with the fee and expense levels.

TOPSTM ETF Portfolios

SUPPLEMENTAL INFORMATION (CONTINUED)

December 31, 2012 (Unaudited)

TOPS Protected Moderate Growth ETF Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the Portfolio, noting that the Portfolio has the lowest fees expenses in the peer group, and both fees and expenses are below the average for the Morningstar category. The Board concluded that the Portfolio is very competitively priced, with advisory fees generally well below the competition, and that they are pleased with the fee and expense levels.

TOPS Protected Growth ETF Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the Protected Growth ETF Portfolio, noting that the Portfolio has the lowest fees expenses in the peer group, and both fees and expenses are below the average for the Morningstar category.  The Board concluded that the Portfolio is very competitively priced, with advisory fees generally well below the competition, and that they are pleased with the fee and expense levels.

Economies of Scale. The Trustees noted that the Adviser has indicated that they have priced their advisory services to be competitive even at large asset levels. A representative of the Adviser, participating by telephone, indicated that the Adviser would be willing to consider breakpoints once total asset levels reach $25 billion. A representative of the Adviser indicated that the Adviser projected reaching $10 billion in total asset levels by 2017. The Trustees reminded A representative of the Adviser that economies of scale are assessed by the Board on a fund-by-fund basis, and each Portfolio would be evaluated separately.  After discussion, it was the consensus of the Trustees that based on the very competitive fee level of each Portfolio, economies had not yet been reached, but the matter of economies of scale would be revisited as each Portfolio’s size increases significantly.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of each Portfolio and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Portfolio.  The Board also considered the benefits realized by the Adviser from other activities related to each Portfolio, and noted that a 5 basis point revenue sharing agreement exists for all Class 1 shares of TOPS Portfolios.  The Board concluded that, based on the profitability information provided by the Adviser, the Adviser realized a small loss over the past 12 months with respect to each Portfolio, but given the recent growth of the Portfolios, the Adviser is likely to realize reasonable profits over the next year.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Adviser, and that the advisory fee for each Portfolio is reasonable and that renewal of the agreement is in the best interests of NLVT and the shareholders of each Portfolio.

Milliman – Sub-Adviser to TOPS Protected Portfolios (Adviser – ValMark Advisers, Inc.)

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the Portfolios by the Sub-Adviser since the inception of the Portfolios and noted the consistency and quality of the service provided to the Portfolios. The Board noted that the Sub-Adviser is responsible for providing integrated investment advisory services to implement the Milliman Protection Strategy within the TOPS Protected Portfolios. The Board members discussed the excellent reputation of the Sub-Adviser as an actuarial firm.  The Trustees indicated that the Sub-Adviser performs risk management calculations on a daily basis and executes trades to hedge the portfolios. The Board also noted that there were no regulatory or compliance issues reported to the Board.  They discussed the fact that the Sub-Adviser had repeated with specificity its pending litigation issues, disclosing a lack of litigation issues for the Sub-Adviser itself. The Board indicated that it was comfortable with the Sub-Adviser’s broad description of litigation to which its parent company is routinely subjected, in combination with Fund counsel’s explanation, and appreciated the Sub-Adviser’s willingness to participate in the board meeting if necessary. The Board indicated that they were satisfied with the nature, extent, and quality of services provided by the Sub-Adviser.

Protected Balanced Portfolio Performance. The Trustees then evaluated the performance of the Sub-Adviser, noting that, despite the Sub-Adviser’s negative performance over the 1-year period and since inception, the Sub-Adviser significantly outperformed its internally created risk overlay benchmark in both the 1-year period and since inception. The Board concluded that they were satisfied with the Sub-Adviser’s performance, as it appears that it is performing as intended.

Protected Moderate Growth ETF Portfolio Performance. The Trustees then evaluated the performance of the Sub-Adviser, noting that, despite the Sub-Adviser’s negative performance over the 1-year period and since inception, the Sub-Adviser significantly outperformed its internally created risk overlay benchmark in both the 1-year period and since inception. The Board concluded that they were satisfied with the Sub-Adviser’s performance, as it appears that it is performing as intended.

Protected Growth ETF Portfolio Performance. The Trustees then evaluated the performance of the Sub-Adviser, noting that, despite the Sub-Adviser’s negative performance over the 1-year period and since inception, the Sub-Adviser outperformed its internally created risk overlay benchmark moderately in the 1-year period and significantly since inception. The Board concluded that they were satisfied with the Sub-Adviser’s performance, as it appears that it is performing as intended.

TOPSTM ETF Portfolios

SUPPLEMENTAL INFORMATION (CONTINUED)

December 31, 2012 (Unaudited)

Fees and Expenses. The Board noted that the Adviser charges an annual advisory fee of 0.30%, and that the Sub-Adviser receives fees from the Adviser of 0.20%.  The Trustees compared each Portfolio’s advisory fee and expense ratio to the average of those of the funds in its peer group, and Morningstar Category Average.  The Trustees noted that the Sub-Adviser charges slightly less to some of the other accounts the Sub-Adviser advises using a similar strategy, but that lower fees are part of a sliding scale negotiated with each client based on the size of the account. The Board concluded that the sub-advisory fee charged by the Sub-Adviser for a volatility protection overlay and access to services of well-regarded group such as Milliman was reasonable.

Economies of Scale. The Board considered whether economies of scale had been achieved with respect to the management of the Portfolios.  The Trustees agreed that this was an issue that should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.  After discussion, it was the consensus of the Board that based on the very competitive fees and expenses of each Portfolio, the lack of fee breakpoints was acceptable.  The Board agreed that the possibility of breakpoints and economies of scale would be revisited if the size of any Portfolio significantly increases.

Profitability.  The Board considered the profits realized by the Sub-Adviser in connection with the operation of each Portfolio and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services provided to the Portfolio.  The Board noted that no additional benefits were realized by the Adviser from other activities related to the Portfolios. After further discussion, the Trustees concluded that while the Sub-Adviser was earning profits from each Portfolio as measured as a percentage of fees earned, the Sub-Adviser was not earning excessive profits, measured in total dollars or as a percentage of fees earned, from its relationship with each Portfolio. The Board also noted that after the Sub-Adviser’s contribution to distribution efforts, the Sub-Adviser estimated that it operated at a loss with respect to each Portfolio.

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fees are reasonable and that renewal of the agreement is in the best interests of NLVT and the shareholders of each Protected Portfolio.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolios.

TOPSTM ETF Portfolios

EXPENSE EXAMPLES

December 31, 2012 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees or other expenses charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class 1	Portfolio’s Annualized Expense Ratio	Beginning Account Value 7-1-12	Ending Account Value 12-31-12	Expenses Paid During Period*	Ending Account Value 12-31-12	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$1,088.80	$1.05	$1,024.13	$1.02
Balanced ETF Portfolio	0.20%	$1,000.00	$1,072.10	$1.04	$1,024.13	$1.02
Capital Preservation ETF Portfolio	0.20%	$1,000.00	$1,052.50	$1.03	$1,024.13	$1.02
Growth ETF Portfolio	0.20%	$1,000.00	$1,095.00	$1.05	$1,024.13	$1.02
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$1,084.50	$1.05	$1,024.13	$1.02
Protected Balanced ETF Portfolio	0.40%	$1,000.00	$1,058.10	$2.07	$1,023.13	$2.03
Protected Growth ETF Portfolio	0.40%	$1,000.00	$1,065.30	$2.08	$1,023.13	$2.03
Protected Moderate Growth ETF Portfolio	0.40%	$1,000.00	$1,063.90	$2.08	$1,023.13	$2.03

TOPSTM ETF Portfolios

EXPENSE EXAMPLES (Continued)

December 31, 2012 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
Class 2	Portfolio’s Annualized Expense Ratio	Beginning Account Value 7-1-12	Ending Account Value 12-31-12	Expenses Paid During Period*	Ending Account Value 12-31-12	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.45%	$1,000.00	$1,096.70	$2.37	$1,022.87	$2.29
Balanced ETF Portfolio	0.45%	$1,000.00	$1,070.50	$2.34	$1,022.87	$2.29
Capital Preservation ETF Portfolio	0.45%	$1,000.00	$1,050.60	$2.32	$1,022.87	$2.29
Growth ETF Portfolio	0.45%	$1,000.00	$1,092.60	$2.37	$1,022.87	$2.29
Moderate Growth ETF Portfolio	0.45%	$1,000.00	$1,082.60	$2.36	$1,022.87	$2.29
Protected Balanced ETF Portfolio	0.65%	$1,000.00	$1,056.10	$3.36	$1,021.87	$3.30
Protected Growth ETF Portfolio	0.65%	$1,000.00	$1,064.30	$3.37	$1,021.87	$3.30
Protected Moderate Growth ETF Portfolio	0.65%	$1,000.00	$1,062.80	$3.37	$1,021.87	$3.30

			Actual		Hypothetical (5% return before expenses)
Class 3	Portfolio’s Annualized Expense Ratio	Beginning Account Value 7-1-12	Ending Account Value 12-31-12	Expenses Paid During Period**	Ending Account Value 12-31-12	Expenses Paid During Period*
Protected Balanced ETF Portfolio	0.75%	$1,000.00	$1,063.90	$3.89	$1,021.37	$3.81
Protected Growth ETF Portfolio	0.75%	$1,000.00	$1,061.70	$3.89	$1,021.37	$3.81
Protected Moderate Growth ETF Portfolio	0.75%	$1,000.00	$1,063.80	$3.89	$1,021.37	$3.81

			Actual		Hypothetical (5% return before expenses)
Class 4	Portfolio’s Annualized Expense Ratio	Beginning Account Value 7-1-12	Ending Account Value 12-31-12	Expenses Paid During Period**	Ending Account Value 12-31-12	Expenses Paid During Period*
Protected Balanced ETF Portfolio	1.00%	$1,000.00	$1,051.10	$5.16	$1,020.11	$5.08
Protected Growth ETF Portfolio	1.00%	$1,000.00	$1,070.80	$5.21	$1,020.11	$5.08
Protected Moderate Growth ETF Portfolio	1.00%	$1,000.00	$1,059.30	$5.18	$1,020.11	$5.08

*Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

TOPS ETF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2006	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	94	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	101

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	101	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

TOPS ETF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2006	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)..	94	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Fund Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

TOPS ETF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Portfolio’s Distributor).

The Portfolios’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-572-5945.

12/31/12-NLVT-V4

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR

ValMark Advisers, Inc.

130 Springside Drive

Akron, OH  44333

INVESTMENT SUB-ADVISOR

Milliman, Inc.

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FYE 2012 - $

(b)

Audit-Related Fees

FYE 2012 - None

(c)

Tax Fees

FYE 2012 - $

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

FYE 2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/25/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/25/13